CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and development expenses, net	$ 1,146	$ 1,829
Marketing, administrative and general expenses	747	341
Total expenses	1,893	2,170
Operating loss	1,893	2,170
Financing expenses	235	71
Loss before taxes on income	2,128	2,241
Taxes on income	31	(553)
Loss from continuing operations	2,159	1,688
Loss from discontinued operation			226
Loss for the year	2,159	1,688	226
Attributable to:
Owners of the Company	2,159	1,688	201
Non-controlling interests			25
Loss for the year	$ 2,159	$ 1,688	$ 226
Continued operations (in $)
Basic and diluted loss per share	$ 0.19	$ 0.20
Discontinued operation (in $)
Basic and diluted loss per share			$ 26.43